Long-Term Employee Benefit Liabilities - Company's Termination and Long Service Arrangements (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Non-current liability	$ 670	$ 667
Termination and Long Service Arrangements [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning of year	327	295
Current service cost	20	20
Interest cost	7	8
Actuarial losses (gains) and changes in actuarial assumptions	(7)	15
Benefits paid	(11)	(11)
Acquisition		16
Foreign exchange	42	(16)
Ending funded status	378	327
Current liability	10	8
Non-current liability	368	319
Net amount	378	327
Unrecognized actuarial losses	(73)	(84)
Current service cost	20	20
Interest cost	7	8
Actuarial losses	3	1
Net periodic benefit cost	$ 30	$ 29